Operating Leases (Details) - Schedule of Undiscounted Cash Payment Obligations for Its Non-Cancelable Lease Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Undiscounted Cash Payment Obligations for Its Non Cancelable Lease Liabilities [Abstract]
2023		$ 32,568
2024		2,714
2025
2026
2027
Total undiscounted cash payments		35,282
Less interest		(1,319)
Present value of payments	$ 10,753	$ 33,963